Discontinued Operations	3 Months Ended
Mar. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations
Note 2 – Discontinued Operations

The following table sets forth the components of “Discontinued operations, net of tax” (in thousands):

	2012			2011
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total
Three months ended March 31:
Revenues	$-	$-	$-	$114,246	$44,069	$158,315

Pretax income (loss)	$(2,610)	$(2,636)	$(5,246)	$2,163	$5,884	$8,047
Provision (benefit) for
taxes on income	1,659	(923)	736	711	2,059	2,770

Discontinued operations, net of tax	$(4,269)	$(1,713)	$(5,982)	$1,452	$3,825	$5,277

In connection with the sale of LeTourneau, the Company took ownership of a land rig that LeTourneau was constructing on behalf of a customer, plus a related customer deposit.  The Company is holding the asset for sale.  The asset and related deposit are classified as other assets and deferred revenues, respectively, in the table of assets and liabilities of discontinued operations, which follows (in thousands):

	March 31, 2012			December 31, 2011
	Manufacturing	Drilling	Total	Manufacturing	Drilling	Total

Receivables - trade and other	$-	$-	$-	$-	$4,000	$4,000
Other assets	25,339	-	25,339	23,661	-	23,661
Assets of discontinued operations	$25,339	$-	$25,339	$23,661	$4,000	$27,661

Accounts payable - trade	$-	$-	$-	$-	$-	$-
Deferred revenues	20,122	-	20,122	20,122	-	20,122
Other current liabilities	1,132	-	1,132	1,183	3,700	4,883
Liabilities of discontinued operations	$21,254	$-	$21,254	$21,305	$3,700	$25,005